SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 69,501
Overtime [Member]
IfrsStatementLineItems [Line Items]
Total	64,214
At A Point In Time [Member]
IfrsStatementLineItems [Line Items]
Total	$ 5,287